Income (Loss) Per Share (Schedule of Computations of Numerator and Denominator of Basic and Diluted Income (Loss) Per Share) (Details) (USD $)
In Thousands, except Per Share data, unless otherwise specified
	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Numerator:
Net income (loss) attributable to Stratasys Ltd. - for the computation of basic and diluted net income (loss) per share	$ (216,288)	$ 4,087
Denominator:
Weighted average shares - denominator for basic net income (loss) per share	50,956	49,273
Add: Effect of dilutive securities
Additional shares from the assumed exercise of employee stock options and unvested RSUs		1,312
Held back issuable shares in connection with MakerBot transaction		655
Denominator for diluted income (loss) per share	50,956	51,240
Net income (loss) per share attributable to Stratasys Ltd.
Basic	$ (4.24)	$ 0.08
Diluted	$ (4.24)	$ 0.08